Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000205825 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000205825 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000205825 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000205825 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000205825 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000205825 | 443201108 | Howmet Aerospace, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000205825 | 101137107 | Boston Scientific Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000205825 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000205825 | 761152107 | ResMed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000205825 | 036752103 | Elevance Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000205825 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205825 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000205825 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000205825 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000205825 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000205825 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000205825 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000205825 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000205825 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000205825 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000205825 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000205825 | Technology
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000161987 | G0692U109 | AXIS Capital Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000161987 | 97650W108 | Wintrust Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000161987 | 00790R104 | Advanced Drainage Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000161987 | 008492100 | Agree Realty Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000161987 | 739128106 | Powell Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000161987 | 03820C105 | Applied Industrial Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000161987 | 302081104 | ExlService Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000161987 | 89377M109 | TransMedics Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000161987 | 516544103 | Lantheus Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000161987 | 875465106 | Tanger Factory Outlet Centers, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000161987 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000161987 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000161987 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000161987 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000161987 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000161987 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000161987 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000161987 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000161987 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000161987 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000161987 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000161987 | Technology
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000131830 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000131830 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000131830 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000131830 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000131830 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000131830 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000131830 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000131830 | 58155Q103 | McKesson Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000131830 | 501044101 | Kroger Co. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000131830 | 949746101 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000131830 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000131830 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000131830 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000131830 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000131830 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000131830 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000131830 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000131830 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000131830 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000131830 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000131830 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000131830 | Technology
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000131829 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000131829 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000131829 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000131829 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000131829 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000131829 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000131829 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000131829 | 58155Q103 | McKesson Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000131829 | 501044101 | Kroger Co. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000131829 | 949746101 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000131829 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000131829 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000131829 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000131829 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000131829 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000131829 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000131829 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000131829 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000131829 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000131829 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000131829 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000131829 | Technology
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000237915 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000237915 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000237915 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000237915 | Communications
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000237915 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000237915 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000237915 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000237915 | Technology
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000255350 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000255350 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000255350 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000255350 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000255350 | Communications
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000255350 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000255350 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000255350 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000255350 | Technology
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000123870 | 85207H104 | Sprott Physical Gold Trust
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000123870 | 464287465 | iShares MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000123870 | 78468R663 | SPDR® Bloomberg 1-3 Month T-Bill ETF
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000123870 | 26923N397 | SMI 3Fourteen Real Asset Allocation ETF
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000123870 | 808524631 | Schwab High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000123870 | 78462F103 | SPDR® S&P® 500® ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000123870 | 46090E103 | Invesco QQQ Trust, Series 1
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000123870 | 464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000123870 | 00191K351 | AQR Diversifying Strategies Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000123870 | 464288281 | iShares J.P. Morgan USD Emerging Markets Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000123869 | 85207H104 | Sprott Physical Gold Trust
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000123869 | 464287465 | iShares MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000123869 | 78468R663 | SPDR® Bloomberg 1-3 Month T-Bill ETF
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000123869 | 26923N397 | SMI 3Fourteen Real Asset Allocation ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000123869 | 808524631 | Schwab High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000123869 | 26923N512 | SMI 3Fourteen Full-Cycle Trend ETF
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000123869 | 00761L102 | Aegis Value Fund, Inc., Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000123869 | 132061409 | Cambria Global Value ETF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000123869 | 33735T109 | First Trust STOXX® European Select Dividend Index Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000123869 | 31607A703 | Fidelity Investments Money Market Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000123868 | 26923N512 | SMI 3Fourteen Full-Cycle Trend ETF
Holdings [Line Items]
Percent of Net Asset Value	53.90%
C000123868 | 00761L102 | Aegis Value Fund, Inc., Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000123868 | 132061409 | Cambria Global Value ETF
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000123868 | 33735T109 | First Trust STOXX® European Select Dividend Index Fund
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000123868 | 31607A703 | Fidelity Investments Money Market Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000123868 | 494613797 | Kinetics Paradigm Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000123868 | 494613615 | Kinetics Market Opportunities Fund, No Load Class
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000123868 | 46138E644 | Invesco International BuyBack Achievers ETF
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000123868 | 37960A529 | Global X Defense Tech ETF
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000123868 | 316390830 | Fidelity Select Telecommunications Portfolio
Holdings [Line Items]
Percent of Net Asset Value	1.00%